Employee Benefits (Details) - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Line Items]
Interest rate term		2 years
Benefit plans interest rate		1.25%	1.00%	1.00%
Weighted average duration defined benefit obligation		18 years 6 months	17 years 8 months 12 days
Forecast [Member]
Employee Benefits [Line Items]
Expected employer plan contributions	$ 125,061